Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Cash flows from operating activities
Net income	[1]	$ 2,092	$ 2,146	$ 4,291	$ 3,904
Adjustment for:
Net interest income	[1],[2]	(4,694)	(4,460)	(9,467)	(9,023)
Depreciation and amortization	[1]	410	412	831	818
Provision for credit losses	[1]	1,007	709	1,969	1,347
Equity-settled share-based payment expense	[1]		2	10	11
Net gain on sale of investment securities	[1]	(19)	(56)	(22)	(100)
Net income from investments in associated corporations	[1]	(57)	(64)	(103)	(80)
Income tax expense	[1]	537	484	1,070	1,589
Changes in operating assets and liabilities:
Trading assets	[1]	(4,543)	2,938	(14,225)	(279)
Securities purchased under resale agreements and securities borrowed	[1]	9,105	(2,895)	5,773	(6,580)
Loans	[1]	(5,528)	(2,906)	(6,001)	(8,961)
Deposits	[1]	(6,929)	(14,032)	(4,284)	21,550
Obligations related to securities sold short	[1]	(6,215)	(2,594)	1,337	392
Obligations related to securities sold under repurchase agreements and securities lent	[1]	8,418	(2,209)	13,648	(9,186)
Net derivative financial instruments	[1]	(170)	(517)	1,102	968
Other, net	[1]	1,314	5,236	(3,449)	(2,957)
Interest and dividends received	[1]	15,189	13,931	30,092	26,873
Interest paid	[1]	(10,045)	(8,257)	(20,372)	(15,511)
Income tax paid	[1]	(822)	(571)	(853)	(1,124)
Net cash from/(used in) operating activities	[1]	(950)	(12,703)	1,347	3,651
Cash flows from investing activities
Interest-bearing deposits with financial institutions	[1]	10,164	19,859	31,202	933
Purchase of investment securities	[1]	(25,251)	(29,700)	(65,028)	(48,262)
Proceeds from sale and maturity of investment securities	[1]	20,902	25,928	38,761	44,663
Property and equipment, net of disposals	[1]	(88)	(16)	(234)	(72)
Other, net	[1]	(310)	(302)	(477)	(564)
Net cash from/(used in) investing activities	[1]	5,417	15,769	4,224	(3,302)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[1]				337
Redemption of subordinated debentures	[1]		(2)	(1,750)	(2)
Proceeds from preferred shares and other equity instruments issued	[1]			1,004
Redemption of preferred shares	[1]			(300)
Proceeds from common shares issued	[1]	467	428	957	453
Cash dividends and distributions paid	[1]	(1,418)	(1,331)	(2,813)	(2,660)
Distributions to non-controlling interests	[1]	(41)	(38)	(56)	(61)
Payment of lease liabilities	[1]	(78)	(85)	(158)	(170)
Other, net	[1]	(2,960)	(1,147)	(2,776)	(256)
Net cash from/(used in) financing activities	[1]	(4,030)	(2,175)	(5,892)	(2,359)
Effect of exchange rate changes on cash and cash equivalents	[1]	121	100	(83)	237
Net change in cash and cash equivalents	[1]	558	991	(404)	(1,773)
Cash and cash equivalents at beginning of period	[1],[3]	9,211	8,301	10,173	11,065
Cash and cash equivalents at end of period	[1],[3]	$ 9,769	$ 9,292	$ 9,769	$ 9,292

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).